CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME [Abstract]
Net (loss) income	$ 16,649,176	$ (221,090,508)	$ (115,637,415)
Other comprehensive income:
Foreign currency translation adjustments	(3,662,013)	5,543,033	3,838,790
Total other comprehensive income	(3,662,013)	5,543,033	3,838,790
Comprehensive (loss) income	12,987,163	(215,547,475)	(111,798,625)
Comprehensive (loss) income attributable to noncontrolling interest		(148,752,181)	(2,075,866)
Comprehensive (loss) income attributable to Daqo New Energy Corp. shareholders	$ 12,987,163	$ (66,795,294)	$ (109,722,759)